RELATED PARTY TRANSACTIONS - Balance outstanding (Details) - Related party - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Outstanding balance of related parties	$ 1,692,951	$ 886,113	$ 403,316
Will Gray | Payable (note)
RELATED PARTY TRANSACTIONS
Outstanding balance of related parties	75,000	170,000
Will Gray | Payable (expenses)
RELATED PARTY TRANSACTIONS
Outstanding balance of related parties	3,119	6,464
Mike Rugen | Payable (consulting fees and expenses)
RELATED PARTY TRANSACTIONS
Outstanding balance of related parties		21,115
Joel Solis | Payable (note)
RELATED PARTY TRANSACTIONS
Outstanding balance of related parties		175,000
Joel Solis | Payable (Bridge Financing Debentures - principal)
RELATED PARTY TRANSACTIONS
Outstanding balance of related parties	720,000
Joel Solis | Payable (Bridge Financing Debentures - interest)
RELATED PARTY TRANSACTIONS
Outstanding balance of related parties	18,200
Adrian Beeston | Payable (note)
RELATED PARTY TRANSACTIONS
Outstanding balance of related parties	25,000
Adrian Beeston | Payable (Bridge Financing Debentures - principal)
RELATED PARTY TRANSACTIONS
Outstanding balance of related parties	27,500
Adrian Beeston | Payable (Bridge Financing Debentures - interest)
RELATED PARTY TRANSACTIONS
Outstanding balance of related parties	985
Liberty Pump & Supply, Co. | Payable (field operations, insurance)
RELATED PARTY TRANSACTIONS
Outstanding balance of related parties	668,616	393,072
Tall City Well Service | Payable (field operations)
RELATED PARTY TRANSACTIONS
Outstanding balance of related parties	$ 154,531	$ 120,462